Financial Instruments and Financial Risk Management (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Exercise of anti-dilution feature		$ 2,302
Level 3 Instruments [Member]
Statement Line Items [Line Items]
Balance		753	$ 94
Initial recognition of financial liability	25,245	753
Initial recognition of unrecognized day 1 loss	(10,692)
Conversion to equity of or other financial liability	(5,562)
Repayment of convertible debentures	(470)
Recognition of day 1 loss within profit or loss	6,749
Initial recognition		3,175	2,273
Changes in fair value recognized within profit or loss	(4,312)	2,239	(1,614)
Classification to equity of Series B warrants		(3,479)
Classification to level 1 (see Note 13(e))		(901)
Exercise of anti-dilution feature		(1,787)
Balance	10,958		753
Level 3 Instruments [Member] | Derivative Financial Instruments [Member]
Statement Line Items [Line Items]
Balance		61
Initial recognition of financial liability	9,980	61
Initial recognition of unrecognized day 1 loss	(4,856)
Conversion to equity of or other financial liability	(1,061)
Recognition of day 1 loss within profit or loss	2,551
Initial recognition		2,678	1,958
Changes in fair value recognized within profit or loss	(4,977)	1,641	(1,897)
Classification to equity of Series B warrants		(3,479)
Classification to level 1 (see Note 13(e))		(901)
Exercise of anti-dilution feature
Balance	1,637		61
Contingent consideration [Member] | Level 3 Instruments [Member]
Statement Line Items [Line Items]
Balance
Initial recognition of financial liability	2,008
Initial recognition of unrecognized day 1 loss
Conversion to equity of or other financial liability
Recognition of day 1 loss within profit or loss
Balance	2,170
Convertible debentures [Member] | Level 3 Instruments [Member]
Statement Line Items [Line Items]
Balance
Initial recognition of financial liability	13,257
Initial recognition of unrecognized day 1 loss	(5,836)
Conversion to equity of or other financial liability	(4,501)
Repayment of convertible debentures	(470)
Recognition of day 1 loss within profit or loss	4,198
Changes in fair value recognized within profit or loss	503
Balance	7,151
Anti-Dilution Feature [Member] | Level 3 Instruments [Member]
Statement Line Items [Line Items]
Balance		692	94
Initial recognition		497	315
Changes in fair value recognized within profit or loss		598	283
Classification to equity of Series B warrants
Classification to level 1 (see Note 13(e))
Exercise of anti-dilution feature		(1,787)
Balance			$ 692